Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

Collection Period	29-Feb-16	30/360 Days	30	Collection Period Start	1-Feb-16
Distribution Date	15-Mar-16	Actual/360 Days	28	Collection Period End	29-Feb-16
				Prior Month Settlement Date	16-Feb-16
				Current Month Settlement Date	15-Mar-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	561,756,929.77	539,002,820.01	0.608756
Yield Supplement Overcollaterization		28,538,338.78	13,745,755.39	12,911,628.45
Total Adjusted Portfolio		885,416,666.65	548,011,174.38	526,091,191.56
Total Adjusted Securities		885,416,666.65	548,011,174.38	526,091,191.56	0.594174
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	84,594,507.73	62,674,524.91	0.257920
Class A-3 Notes	1.11000%	343,000,000.00	343,000,000.00	343,000,000.00	1.000000
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	21,919,982.82	42,297.25	90.2056906	0.1740628
Class A-3 Notes	0.00	317,275.00	-	0.9250000
Class A-4 Notes	0.00	117,583.33	-	1.3833333
Certificates	0.00	0.00	-	-
Total Securities	21,919,982.82	477,155.58

I. COLLECTIONS

Interest:
Interest Collections		1,318,386.58
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,318,386.58

Principal:
Principal Collections		22,372,851.18
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		22,372,851.18

Recoveries of Defaulted Receivables		268,404.77
Servicer Advances		0.00

Total Collections		23,959,642.53

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	37,182	548,011,174.38
Total Principal Payment		21,919,982.82
	36,563	526,091,191.56

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

III. DISTRIBUTIONS

Total Collections	23,959,642.53
Reserve Account Draw	0.00
Total Available for Distribution	23,959,642.53

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	468,130.77
Servicing Fee Paid	468,130.77
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	42,297.25

Class A-2 Notes Monthly Interest Paid	42,297.25
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	317,275.00

Class A-3 Notes Monthly Interest Paid	317,275.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33

Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		477,155.58
Total Note Monthly Interest Paid		477,155.58
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		23,014,356.18

4. Total Monthly Principal Paid on the Notes		21,919,982.82

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		21,919,982.82
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,094,373.36
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,094,373.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,213,541.67
Required Reserve Account Amount		2,213,541.67
Beginning Reserve Account Balance		2,213,541.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,213,541.67

Required Reserve Account Amount for Next Period		2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon		2.80%
Weighted Average Remaining Maturity		41.38

	Amount	Number
Principal on Defaulted Receivables	381,258.58	25
Principal Recoveries of Defaulted Receivables	268,404.77
Monthly Net Losses	112,853.81
Pool Balance at Beginning of Collection Period	561,756,929.77

Net Loss Ratio for Third Preceding Collection Period	0.66%
Net Loss Ratio for Second Preceding Collection Period	0.79%
Net Loss Ratio for Preceding Collection Period	0.56%
Net Loss Ratio for Current Collection Period	0.24%
Four-Month Average Net Loss Ratio	0.56%

Cumulative Net Losses for all Periods	3,072,779.17

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,453,455.14	147	0.46%
61-90 Days Delinquent	699,681.27	38	0.13%
91-120 Days Delinquent	135,034.29	7	0.03%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	3,288,170.70	192	0.61%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.17%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Preceding Collection Period	0.14%	0.12%
Delinquency Ratio for Current Collection Period	0.15%	0.12%
Four-Month Average Delinquency Ratio	0.16%	0.13%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO